Summary of Significant Accounting Policies - Impact of Revisions On Consolidated Statements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Cash and due from banks	$ 38,075	$ 51,564
Restricted cash	26,000	26,000
Restatement Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and due from banks		51,564
Restricted cash		26,000
Scenario, Previously Reported [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and due from banks		77,564
Restricted cash